Accounting Standards - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Accounting Changes and Error Corrections [Abstract]
Decrease in current deferred tax assets	$ 181
Decrease in current deferred tax liabilities	21
Decrease in long-term deferred tax liabilities	79
Increase in long-term deferred tax assets	$ 81